Goodwill and Other Intangibles - Schedule of Goodwill (Details) (10-K)	12 Months Ended
Dec. 31, 2019 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill beginning balance	$ 1,373,621
Adjustments
Goodwill ending balance	$ 1,373,621